Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Segment and corporate information
Revenue from health care services	€ 4,082,400	€ 3,529,609	€ 11,471,127	€ 10,255,289
Revenue from health care products	1,013,766	911,757	2,930,088	2,716,372
Revenue	5,096,166	4,441,366	14,401,215	12,971,661
Operating income	471,643	504,661	1,159,821	1,403,135
Interest	(76,485)	(68,436)	(217,161)	(213,717)
Income before income taxes	395,158	436,225	942,660	1,189,418
Depreciation and amortization	(442,645)	(396,404)	(1,278,827)	(1,171,170)
Impairment loss	(59,338)	(6,429)	(64,863)	(15,398)
Income (loss) from equity method investees	17,448	21,036	47,302	71,214
Total assets	38,406,435	33,830,926	38,406,435	33,830,926	€ 34,366,558
thereof investments in equity method investees	767,699	742,799	767,699	742,799	€ 786,905
Additions of property, plant and equipment, intangible assets and right of use assets	286,139	330,388	887,987	1,080,971
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,973,255	3,424,066	11,106,053	9,962,881
Revenue from health care products	989,256	889,217	2,850,964	2,629,629
Revenue	4,962,511	4,313,283	13,957,017	12,592,510
Other revenue
Segment and corporate information
Revenue from health care services	109,145	105,543	365,074	292,408
Revenue from health care products	24,510	22,540	79,124	86,743
Revenue	133,655	128,083	444,198	379,151
Total Segment
Segment and corporate information
Revenue	5,083,894	4,429,992	14,363,225	12,930,479
Operating income	612,232	615,278	1,552,499	1,743,382
Depreciation and amortization	(369,668)	(331,192)	(1,066,291)	(979,109)
Impairment loss	(59,335)	(6,434)	(64,005)	(9,349)
Income (loss) from equity method investees	17,448	21,036	47,302	71,214
Total assets	34,029,182	30,648,066	34,029,182	30,648,066
thereof investments in equity method investees	767,699	742,799	767,699	742,799
Additions of property, plant and equipment, intangible assets and right of use assets	209,622	270,633	710,880	892,158
Total Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,965,758	3,416,072	11,083,364	9,933,980
Revenue from health care products	984,481	885,837	2,835,663	2,617,348
Revenue	4,950,239	4,301,909	13,919,027	12,551,328
Total Segment | Other revenue
Segment and corporate information
Revenue	133,655	128,083	444,198	379,151
North America Segment
Segment and corporate information
Revenue	3,556,480	3,079,915	10,020,656	8,931,437
Operating income	468,662	445,892	1,112,931	1,241,989
Depreciation and amortization	(282,628)	(247,594)	(807,532)	(727,271)
Impairment loss	(57,527)	(6,434)	(61,224)	(9,349)
Income (loss) from equity method investees	22,488	16,690	62,805	69,303
Total assets	26,023,066	22,991,521	26,023,066	22,991,521
thereof investments in equity method investees	437,166	434,975	437,166	434,975
Additions of property, plant and equipment, intangible assets and right of use assets	159,223	206,081	521,607	655,916
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,159,756	2,704,091	8,818,628	7,855,557
Revenue from health care products	283,430	266,151	823,099	771,863
Revenue	3,443,186	2,970,242	9,641,727	8,627,420
North America Segment | Other revenue
Segment and corporate information
Revenue	113,294	109,673	378,929	304,017
EMEA Segment
Segment and corporate information
Revenue	719,934	670,953	2,120,842	2,033,265
Operating income	47,587	78,771	168,614	232,030
Depreciation and amortization	(47,810)	(48,566)	(143,780)	(146,943)
Impairment loss	(1,808)		(2,779)
Income (loss) from equity method investees	(4,689)	3,300	(16,086)	(248)
Total assets	4,049,028	3,964,433	4,049,028	3,964,433
thereof investments in equity method investees	198,060	182,138	198,060	182,138
Additions of property, plant and equipment, intangible assets and right of use assets	23,452	32,668	100,661	136,054
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	376,567	346,490	1,083,193	1,020,400
Revenue from health care products	336,781	315,552	1,016,832	974,380
Revenue	713,348	662,042	2,100,025	1,994,780
EMEA Segment | Other revenue
Segment and corporate information
Revenue	6,586	8,911	20,817	38,485
Asia-Pacific Segment
Segment and corporate information
Revenue	564,959	501,272	1,588,282	1,457,980
Operating income	85,124	86,266	255,125	255,780
Depreciation and amortization	(26,779)	(25,359)	(80,829)	(76,855)
Impairment loss			(2)
Income (loss) from equity method investees	(156)	630	(126)	1,489
Total assets	3,035,833	2,904,586	3,035,833	2,904,586
thereof investments in equity method investees	105,776	101,222	105,776	101,222
Additions of property, plant and equipment, intangible assets and right of use assets	17,075	18,298	60,981	61,272
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	256,486	239,321	729,685	693,951
Revenue from health care products	295,558	253,227	816,747	729,388
Revenue	552,044	492,548	1,546,432	1,423,339
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	12,915	8,724	41,850	34,641
Latin America Segment
Segment and corporate information
Revenue	242,521	177,852	633,445	507,797
Operating income	10,859	4,349	15,829	13,583
Depreciation and amortization	(12,451)	(9,673)	(34,150)	(28,040)
Income (loss) from equity method investees	(195)	416	709	670
Total assets	921,255	787,526	921,255	787,526
thereof investments in equity method investees	26,697	24,464	26,697	24,464
Additions of property, plant and equipment, intangible assets and right of use assets	9,872	13,586	27,631	38,916
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	172,949	126,170	451,858	364,072
Revenue from health care products	68,712	50,907	178,985	141,717
Revenue	241,661	177,077	630,843	505,789
Latin America Segment | Other revenue
Segment and corporate information
Revenue	860	775	2,602	2,008
Corporate
Segment and corporate information
Revenue	12,272	11,374	37,990	41,182
Operating income	(140,589)	(110,617)	(392,678)	(340,247)
Depreciation and amortization	(72,977)	(65,212)	(212,536)	(192,061)
Impairment loss	(3)	5	(858)	(6,049)
Total assets	4,377,253	3,182,860	4,377,253	3,182,860
Additions of property, plant and equipment, intangible assets and right of use assets	76,517	59,755	177,107	188,813
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	7,497	7,994	22,689	28,901
Revenue from health care products	4,775	3,380	15,301	12,281
Revenue	12,272	11,374	37,990	41,182
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,088,997	4,434,563	14,377,845	12,957,083
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,561,583	3,084,292	10,033,874	8,957,680
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	719,934	670,953	2,120,842	2,033,265
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	564,959	501,466	1,588,505	1,458,341
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	242,521	177,852	634,624	507,797
Operating Segments | Corporate
Segment and corporate information
Revenue	7,169	6,803	23,370	14,578
Inter-segment | Total Segment
Segment and corporate information
Revenue	(5,103)	(4,571)	(14,620)	(26,604)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(5,103)	(4,377)	(13,218)	(26,243)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue		(194)	(223)	(361)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue			(1,179)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 5,103	€ 4,571	€ 14,620	€ 26,604